Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 114,032	$ 112,883
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	9,716	13,277
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 104,316	$ 99,606